Supplement Dated December 15, 2017
To The Prospectus Dated September 25, 2017

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

For the JNL Multi-Manager Small Cap Value Fund, please delete all references to Andrew Storm.

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Global Small Capitalization Fund under "Principal Investment Strategy," please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies.  The Fund operates as a "feeder fund" and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.  Normally, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase.  However, the Master Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  The Master Fund currently defines "small market capitalization" companies as companies with market capitalizations of $6 billion or less.  The Master Fund periodically re-evaluates and adjusts this definition and may continue to do so in the future. The Master Fund seeks to invest globally; the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e. at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers outside the United States).

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Small Cap Value Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager (JNAM)
Mark Pliska, CFA	September 2015	Portfolio Manager (JNAM)
Jeff Kerrigan, CFA	September 2015	Portfolio Manager (Congress)
Robert H. Kramer, CFA	September 2015	Co-Chief Investment Officer – Equities (CEP)
Patricia A. Halper, CFA	September 2015	Co-Chief Investment Officer – Equities (CEP)
William C. Murray, CFA, CAIA	September 2015	Director (CEP)
Steve Lyons, CFA	September 2015	Partner (C&B)
Michael Meyer, CFA	September 2015	Partner (C&B)
Edward O'Connor, CFA	September 2015	Partner (C&B)
R. James O'Neil, CFA	September 2015	Partner (C&B)
Mehul Trivedi, CFA	September 2015	Partner (C&B)
William Weber, CFA	September 2015	Partner (C&B)
Andrew Armstrong, CFA	December 2015	Principal (C&B)
Alexander E. Yaggy, CFA	September 2015	Managing Director and Lead Portfolio Manager, Small Cap Value (Cortina)
John Clausen	September 2015	Managing Director and Portfolio Manager, Small Cap Value (Cortina)
Gregory Waterman, CFA	November 2017	Director and portfolio Manager, Small Cap Value (Cortina)
Gregory Anderson, CFA	September 2017	Senior Managing Director (PPM)
Jeffrey J. Moran, CFA, CPA	September 2017	Senior Managing Director (PPM)
Kevin R. McCloskey, CFA	September 2017	Senior Managing Director (PPM)
Michael P. MacKinnon, CFA, CPA	September 2017	Managing Director (PPM)
Naveen Bobba	September 2017	Senior Managing Director (PPM)

In the section entitled, "Additional Information About the Funds," under "The Adviser, Sub-Advisors and Portfolio Management," for the JNL Multi-Manager Small Cap Value Fund in subsection "The Sub-Advisers to the JNL Multi-Manager Small Cap Value Fund," for the sixteenth paragraph please add the following:

Gregory Waterman, CFA, Director and Portfolio Manager.  Mr. Waterman has 11 years of experience in the investment industry. He was most recently with Goldman Sachs where he worked on the Health Care Team in Global Investment Research as a Vice President and Senior Research Analyst covering Specialty Pharmaceuticals. He joined Cortina Asset Management in 2014 as a Senior Equity Analyst supporting the Small Cap Value Strategy. He focuses on covering the Health Care, Energy, and Technology sectors. He is a member of the CFA Institute and the New York Society of Securities Analysts, and holds the Chartered Financial Analyst designation. Gregory graduated cum laude from Duke University with a B.A. in Economics.

In the section entitled, "Additional Information About the Funds," under "Principal Investment Strategies," for the JNL/American Funds Global Small Capitalization Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies.  The Fund operates as a "feeder fund" and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.  Normally, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase.  However, the Master Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  The Master Fund currently defines "small market capitalization" companies as companies with market capitalizations of $6 billion or less.  The Master Fund periodically re-evaluates and adjusts this definition and may continue to do so in the future. The Master Fund seeks to invest globally; the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e. at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers outside the United States).

This Supplement is dated December 15, 2017.

Supplement Dated December 15, 2017
To The Statement of Additional Information
Dated September 25, 2017

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

For the JNL Multi-Manager Small Cap Value Fund, please delete all references to Andrew Storm.

On page 57, in the section entitled "Non-Fundamental Policies and Risks Applicable to the Master Funds and Feeder Funds," please delete the paragraph "Investing in Smaller Capitalization Stocks," in the entirety and replace with the following:

Investing in Smaller Capitalization Stocks.  Master Global Small Capitalization Fund, Master International Fund, Master New World Fund, and Master Growth-Income Fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Master Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The AFIS Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the AFIS Master Funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

On page 155, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," for Cortina Asset Management, LLC, please delete the table in its entirety and replace with the following, which reflects information as of September 30, 2017:

Other Accounts Managed

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Alexander E. Yaggy, CFA	1	$.044899	0	$0	26	$.339321
John Clausen	1	$.044899	0	$0	26	$.339321
Gregory Waterman, CFA	1	$.044899	0	$0	26	$.339321

On page 156, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," subsection "Investment Sub-Advisers and Portfolio Managers" after the heading "Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Value Fund," for Cortina Asset Management, LLC, please delete the table for the in its entirety and replace with the following, which reflects information as of September 30, 2017:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Alexander E. Yaggy, CFA	X
John Clausen	X
Gregory Waterman, CFA	X

This Supplement is dated December 15, 2017.